Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes payable, current portion, discount			$ 4,592
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, Shares authorized		50,000,000	50,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares outstanding		0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	400,000,000	400,000,000	400,000,000
Common Stock, shares issued	69,011,494	63,885,930
Common Stock, shares outstanding	69,011,494	63,885,930
Series A Preferred Stock [Member]
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, Shares authorized		0	40,118,013
Preferred Stock, Shares Issued		0	40,118,013
Preferred Stock, Shares outstanding		0	40,118,013
Series B Preferred Stock [Member]
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, Shares authorized		0	55,555,555
Preferred Stock, Shares Issued		0	20,237,459
Preferred Stock, Shares outstanding		0	20,237,459